Prepayments, receivables and other assets, net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Prepayments Receivables And Other Assets Net
Provision for credit loss	$ 277	$ 54